Income Taxes (Details) - Schedule of items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes (Parentheticals)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
Income tax benefit at U.S. statutory rate	21.00%	21.00%
Maximum [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Change in tax rate – state		8.70%
Minimum [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Change in tax rate – state		7.80%